Stockholders' Equity - Warrants to Purchase Shares of Common Stock (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock Subject to Warrants	3,525,632	3,525,797	1,495,031
November Two Thousand Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75	$ 197.75
Expiration	2019-11	2019-11
Shares of Common Stock Subject to Warrants	270	270	270
January Two Thousand Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75	$ 197.75
Expiration	2020-01	2020-01
Shares of Common Stock Subject to Warrants	270	270	270
March Two Thousand Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75	$ 197.75
Expiration	2020-03	2020-03
Shares of Common Stock Subject to Warrants	55	55	55
November Two Thousand Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75	$ 197.75
Expiration	2021-11	2021-11
Shares of Common Stock Subject to Warrants	212	212	212
December Two Thousand Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75	$ 197.75
Expiration	2021-12	2021-12
Shares of Common Stock Subject to Warrants	27	27	27
March Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2,747.50	$ 2,747.50
Expiration	2019-03	2019-03
Shares of Common Stock Subject to Warrants		165	165
February Two Thousand Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 165.00	$ 165.00
Expiration	2025-02	2025-02
Shares of Common Stock Subject to Warrants	9,001	9,001	9,001
May Two Thousand Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 165.00	$ 165.00
Expiration	2020-05	2020-05
Shares of Common Stock Subject to Warrants	138,310	138,310	138,310
May Two Thousand Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 32.81	$ 32.81
Expiration	2021-05	2021-05
Shares of Common Stock Subject to Warrants	189,577	189,577	189,577
June Two Thousand Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 32.81	$ 32.81
Expiration	2021-05	2021-05
Shares of Common Stock Subject to Warrants	82,035	82,035	82,035
June Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 19.50	$ 19.50
Expiration	2022-06	2022-06
Shares of Common Stock Subject to Warrants	18,754	18,754	18,754
July Two Thousand Seventeen [Member] | Warrants Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 17.25	$ 17.25
Expiration	2022-07	2022-07
Shares of Common Stock Subject to Warrants	6,350	6,350	6,350
July Two Thousand Seventeen [Member] | Warrants Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 12.50	$ 12.50
Expiration	2022-07	2022-07
Shares of Common Stock Subject to Warrants	50,000	50,000	50,000
July Two Thousand Seventeen [Member] | Warrants Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 10.63	$ 10.625
Expiration	2022-07	2022-07
Shares of Common Stock Subject to Warrants	1,000,003	1,000,003	1,000,003
February Two Thousand Eighteen [Member] | Warrants Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.06	$ 4.06
Expiration	2023-02	2023-02
Shares of Common Stock Subject to Warrants	184,615	184,615
February Two Thousand Eighteen [Member] | Warrants Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.25	$ 3.25
Expiration	2023-02	2023-02
Shares of Common Stock Subject to Warrants	1,846,153	1,846,153